Cover	Oct. 26, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2023
Entity Registrant Name	MOHAWK INDUSTRIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	01-13697
Entity Tax Identification Number	52-1604305
Entity Address, Address Line One	160 S. Industrial Blvd.
Entity Address, City or Town	Calhoun
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30701
City Area Code	706
Local Phone Number	629-7721
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	MHK
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000851968